Schedule of Investments
(unaudited)
January 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a)
............... 23,325 $ 4,558,638
HEICO Corp. ..................... 13,704 2,342,699
HEICO Corp., Class A ................ 24,077 3,218,613
Howmet Aerospace, Inc. .............. 127,166 5,174,385
Huntington Ingalls Industries, Inc. ........ 13,768 3,036,395
Textron, Inc. ...................... 45,970 3,348,914
TransDigm Group, Inc. ............... 10,664 7,654,086
29,333,730
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc. .......... 15,298 1,532,401
Airlines — 0.7%
American Airlines Group, Inc.
(a)
.......... 119,568 1,929,828
Delta Air Lines, Inc.
(a)
................ 106,953 4,181,862
Southwest Airlines Co. ............... 109,207 3,906,334
10,018,024
Auto Components — 0.6%
Aptiv plc
(a)
........................ 55,945 6,326,820
BorgWarner, Inc. ................... 26,421 1,249,185
Lear Corp. ....................... 8,825 1,286,508
8,862,513
Automobiles — 0.2%
Lucid Group, Inc.
(a)(b)
................. 202,993 2,372,988
Banks — 1.1%
Comerica, Inc. ..................... 14,523 1,064,681
Commerce Bancshares, Inc. ........... 12,155 809,037
Cullen/Frost Bankers, Inc. ............. 8,281 1,078,849
First Citizens BancShares, Inc., Class A .... 1,964 1,527,363
First Republic Bank ................. 63,136 8,894,600
Signature Bank .................... 9,709 1,251,975
Western Alliance Bancorp ............. 14,684 1,106,733
15,733,238
Beverages — 0.4%
Brown-Forman Corp., Class A .......... 19,334 1,285,711
Brown-Forman Corp., Class B, NVS ...... 63,113 4,202,064
5,487,775
Biotechnology — 3.2%
(a)
Alnylam Pharmaceuticals, Inc. .......... 42,463 9,613,623
BioMarin Pharmaceutical, Inc. .......... 64,143 7,398,895
Horizon Therapeutics plc .............. 46,046 5,052,167
Incyte Corp. ...................... 63,724 5,425,461
Karuna Therapeutics, Inc. ............. 9,486 1,891,414
Neurocrine Biosciences, Inc. ........... 33,172 3,679,770
Sarepta Therapeutics, Inc. ............. 30,291 3,785,466
Seagen, Inc.
(b)
..................... 47,414 6,613,305
United Therapeutics Corp. ............. 5,148 1,354,799
44,814,900
Building Products — 1.8%
A O Smith Corp. ................... 19,574 1,325,160
Advanced Drainage Systems, Inc. ....... 22,065 2,225,035
Allegion plc ....................... 13,578 1,596,094
Builders FirstSource, Inc.
(a)
............ 19,839 1,581,168
Carlisle Cos., Inc. .................. 11,822 2,965,667
Carrier Global Corp. ................. 93,051 4,236,612
Lennox International, Inc. ............. 5,348 1,393,796
Owens Corning .................... 10,282 993,755
Trane Technologies plc ............... 45,420 8,135,630
24,452,917
Security
Shares
Shares Value
Capital Markets — 4.3%
Ameriprise Financial, Inc. ............. 14,773 $ 5,172,323
Ares Management Corp., Class A ........ 53,867 4,470,422
FactSet Research Systems, Inc. ......... 13,149 5,561,238
Interactive Brokers Group, Inc., Class A .... 35,498 2,837,710
LPL Financial Holdings, Inc. ............ 27,439 6,506,336
MarketAxess Holdings, Inc. ............ 13,001 4,730,414
Morningstar, Inc. ................... 8,628 2,095,569
MSCI, Inc. ....................... 27,587 14,664,146
Nasdaq, Inc. ...................... 55,848 3,361,491
Raymond James Financial, Inc. ......... 66,819 7,535,179
Robinhood Markets, Inc., Class A
(a)
....... 175,684 1,828,870
SEI Investments Co. ................. 19,445 1,213,951
59,977,649
Chemicals — 1.5%
Albemarle Corp. ................... 40,440 11,381,838
FMC Corp. ....................... 15,469 2,059,388
LyondellBasell Industries NV, Class A ..... 30,806 2,978,632
Olin Corp. ........................ 26,066 1,683,603
RPM International, Inc. ............... 27,731 2,493,294
Westlake Corp. .................... 6,202 761,296
21,358,051
Commercial Services & Supplies — 1.1%
Copart, Inc.
(a)
..................... 147,884 9,850,553
Rollins, Inc. ....................... 79,880 2,907,632
Tetra Tech, Inc. .................... 18,342 2,852,548
15,610,733
Communications Equipment — 1.1%
(a)
Arista Networks, Inc. ................ 85,423 10,765,007
Ciena Corp.
(b)
..................... 51,119 2,659,210
F5, Inc. ......................... 8,776 1,295,864
14,720,081
Construction & Engineering — 0.7%
AECOM ......................... 23,072 2,013,493
Quanta Services, Inc. ................ 29,799 4,535,110
WillScot Mobile Mini Holdings Corp.
(a)
..... 72,097 3,493,821
10,042,424
Construction Materials — 1.2%
Martin Marietta Materials, Inc. .......... 21,422 7,704,208
Vulcan Materials Co. ................ 45,864 8,408,247
16,112,455
Consumer Finance — 0.5%
Discover Financial Services ............ 57,493 6,711,158
Containers & Packaging — 0.5%
AptarGroup, Inc. ................... 10,514 1,215,839
Avery Dennison Corp. ................ 14,543 2,755,026
Crown Holdings, Inc. ................ 17,999 1,586,792
Sealed Air Corp. ................... 17,285 946,526
6,504,183
Distributors — 0.6%
Genuine Parts Co. .................. 21,139 3,547,547
LKQ Corp. ....................... 29,333 1,729,474
Pool Corp. ....................... 8,836 3,407,250
8,684,271
Diversified Consumer Services — 0.2%
Service Corp. International ............ 32,876 2,437,755
Diversified Financial Services — 0.5%
Apollo Global Management, Inc. ......... 88,096 6,235,435

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities — 0.8%
Constellation Energy Corp. ............ 112,864 $ 9,634,071
NRG Energy, Inc. ................... 43,984 1,505,133
11,139,204
Electrical Equipment — 1.9%
AMETEK, Inc. ..................... 79,260 11,486,359
Generac Holdings, Inc.
(a)
.............. 10,704 1,290,902
Hubbell, Inc. ...................... 18,530 4,241,702
Plug Power, Inc.
(a)(b)
................. 181,078 3,081,948
Rockwell Automation, Inc. ............. 23,850 6,726,416
26,827,327
Electronic Equipment, Instruments & Components — 3.1%
CDW Corp. ....................... 46,729 9,160,286
Cognex Corp. ..................... 59,602 3,262,613
Corning, Inc. ...................... 81,657 2,826,149
Flex Ltd.
(a)
........................ 55,429 1,294,267
Jabil, Inc. ........................ 28,659 2,253,457
Keysight Technologies, Inc.
(a)
........... 61,712 11,068,047
Teledyne Technologies, Inc.
(a)
........... 16,172 6,861,133
Trimble, Inc.
(a)
..................... 49,593 2,879,370
Zebra Technologies Corp., Class A
(a)(b)
..... 11,036 3,489,362
43,094,684
Energy Equipment & Services — 0.9%
Baker Hughes Co. .................. 204,849 6,501,907
Halliburton Co. .................... 159,699 6,582,793
13,084,700
Entertainment — 2.0%
Electronic Arts, Inc. ................. 52,998 6,819,783
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 4,998 318,273
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 41,405 2,931,474
Live Nation Entertainment, Inc.
(a)
........ 49,288 3,967,191
ROBLOX Corp., Class A
(a)
............. 125,162 4,657,278
Roku, Inc.
(a)
....................... 42,053 2,418,047
Take-Two Interactive Software, Inc.
(a)
...... 54,435 6,163,675
27,275,721
Equity Real Estate Investment Trusts (REITs) — 8.2%
Alexandria Real Estate Equities, Inc. ...... 22,442 3,607,327
American Homes 4 Rent, Class A ........ 66,416 2,277,405
AvalonBay Communities, Inc. .......... 28,812 5,112,401
Brixmor Property Group, Inc. ........... 32,233 758,442
Camden Property Trust ............... 36,764 4,529,692
CubeSmart ....................... 50,068 2,292,614
Digital Realty Trust, Inc. .............. 52,739 6,044,944
EastGroup Properties, Inc. ............ 15,009 2,525,264
Equity LifeStyle Properties, Inc. ......... 37,850 2,716,873
Equity Residential .................. 71,692 4,563,196
Essex Property Trust, Inc. ............. 9,427 2,131,162
Extra Space Storage, Inc. ............. 46,223 7,295,376
Federal Realty Investment Trust ......... 14,140 1,577,034
Gaming and Leisure Properties, Inc. ...... 27,672 1,482,112
Healthpeak Properties, Inc. ............ 96,986 2,665,175
Host Hotels & Resorts, Inc. ............ 246,769 4,651,596
Invitation Homes, Inc. ................ 200,462 6,515,015
Iron Mountain, Inc. .................. 38,549 2,104,004
Lamar Advertising Co., Class A ......... 9,371 998,386
Life Storage, Inc. ................... 17,791 1,922,140
Mid-America Apartment Communities, Inc. .. 20,617 3,437,266
Realty Income Corp. ................. 94,808 6,430,827
Regency Centers Corp. .............. 21,377 1,424,350
Rexford Industrial Realty, Inc. .......... 63,327 4,019,365
SBA Communications Corp. ........... 37,260 11,085,968
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
STORE Capital Corp. ................ 29,908 $ 963,337
Sun Communities, Inc. ............... 42,766 6,708,275
UDR, Inc. ........................ 63,656 2,711,109
Ventas, Inc. ...................... 46,416 2,404,813
VICI Properties, Inc. ................. 108,737 3,716,631
Welltower, Inc. ..................... 62,044 4,655,782
113,327,881
Food & Staples Retailing — 0.6%
BJ's Wholesale Club Holdings, Inc.
(a)
...... 19,447 1,409,324
Casey's General Stores, Inc. ........... 7,669 1,809,194
Performance Food Group Co.
(a)
......... 53,731 3,294,785
US Foods Holding Corp.
(a)
............. 35,451 1,351,746
7,865,049
Food Products — 1.6%
Darling Ingredients, Inc.
(a)
............. 21,623 1,433,389
Hershey Co. (The) .................. 50,713 11,390,140
Hormel Foods Corp. ................. 51,986 2,355,485
Lamb Weston Holdings, Inc. ........... 49,634 4,957,940
McCormick & Co., Inc., NVS ........... 36,306 2,727,307
22,864,261
Gas Utilities — 0.2%
Atmos Energy Corp. ................. 18,406 2,163,441
Health Care Equipment & Supplies — 4.4%
Align Technology, Inc.
(a)
............... 25,068 6,761,592
Cooper Cos., Inc. (The) .............. 10,246 3,575,137
Hologic, Inc.
(a)(b)
.................... 48,660 3,959,464
IDEXX Laboratories, Inc.
(a)
............. 28,592 13,738,456
Insulet Corp.
(a)
..................... 23,970 6,887,060
Novocure Ltd.
(a)(b)
................... 31,162 2,841,351
ResMed, Inc. ..................... 50,550 11,544,104
Shockwave Medical, Inc.
(a)
............. 12,467 2,342,923
STERIS plc ....................... 34,449 7,114,063
Teleflex, Inc. ...................... 7,580 1,845,124
60,609,274
Health Care Providers & Services — 0.7%
Acadia Healthcare Co., Inc.
(a)
........... 31,408 2,638,900
agilon health, Inc.
(a)(b)
................ 68,417 1,488,754
Chemed Corp. ..................... 2,429 1,226,985
Molina Healthcare, Inc.
(a)
.............. 12,525 3,905,671
R1 RCM, Inc.
(a)(b)
................... 47,076 673,658
9,933,968
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A
(a)
......... 48,501 8,271,846
Hotels, Restaurants & Leisure — 2.8%
Aramark ......................... 36,776 1,637,635
Caesars Entertainment, Inc.
(a)(b)
......... 74,054 3,855,251
Choice Hotels International, Inc.
(b)
........ 9,965 1,224,599
Churchill Downs, Inc.
(b)
............... 11,406 2,829,829
Darden Restaurants, Inc. ............. 17,351 2,567,428
Domino's Pizza, Inc. ................. 8,026 2,833,178
Las Vegas Sands Corp.
(a)
............. 67,487 3,981,733
MGM Resorts International ............ 110,001 4,555,141
Royal Caribbean Cruises Ltd.
(a)
......... 39,785 2,583,638
Vail Resorts, Inc. ................... 13,909 3,648,887
Wyndham Hotels & Resorts, Inc. ........ 19,864 1,539,659
Yum! Brands, Inc. .................. 57,904 7,557,051
38,814,029

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 0.2%
Lennar Corp., Class A ................ 29,739 $ 3,045,274
Lennar Corp., Class B ............... 1,717 148,280
3,193,554
Household Products — 0.5%
Church & Dwight Co., Inc. ............. 37,781 3,054,972
Clorox Co. (The) ................... 25,405 3,675,849
6,730,821
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp. ...................... 51,266 1,182,194
Insurance — 3.5%
American Financial Group, Inc. ......... 9,101 1,297,712
Arch Capital Group Ltd.
(a)
............. 56,144 3,612,866
Arthur J Gallagher & Co.
(b)
............. 72,764 14,241,370
Brown & Brown, Inc. ................. 81,131 4,751,031
Cincinnati Financial Corp. ............. 18,378 2,079,471
Erie Indemnity Co., Class A, NVS ........ 8,604 2,102,387
Everest Re Group Ltd. ............... 4,322 1,511,360
Kinsale Capital Group, Inc. ............ 7,440 2,071,594
Markel Corp.
(a)
..................... 4,644 6,543,303
W R Berkley Corp. .................. 70,538 4,947,535
Willis Towers Watson plc .............. 20,335 5,168,954
48,327,583
Interactive Media & Services — 1.2%
(a)
Match Group, Inc. .................. 96,391 5,216,681
Pinterest, Inc., Class A ............... 202,798 5,331,559
Snap, Inc., Class A, NVS .............. 347,036 4,011,736
ZoomInfo Technologies, Inc. ........... 93,391 2,636,428
17,196,404
Internet & Direct Marketing Retail — 0.8%
(a)
DoorDash, Inc., Class A .............. 90,721 5,254,560
Etsy, Inc. ........................ 43,549 5,991,472
11,246,032
IT Services — 6.3%
Akamai Technologies, Inc.
(a)
............ 26,625 2,368,294
Block, Inc., Class A
(a)
................ 185,481 15,157,507
Broadridge Financial Solutions, Inc. ...... 40,608 6,105,819
Cloudflare, Inc., Class A
(a)
............. 98,253 5,198,566
Concentrix Corp. ................... 6,021 853,838
EPAM Systems, Inc.
(a)
................ 19,847 6,602,104
FleetCor Technologies, Inc.
(a)
........... 12,759 2,664,207
Gartner, Inc.
(a)
..................... 27,274 9,222,430
Genpact Ltd. ...................... 29,712 1,404,783
Global Payments, Inc. ............... 41,514 4,679,458
GoDaddy, Inc., Class A
(a)
.............. 53,759 4,415,227
Jack Henry & Associates, Inc. .......... 25,170 4,532,865
MongoDB, Inc.
(a)
................... 23,708 5,078,491
Okta, Inc., Class A
(a)
................. 52,410 3,857,900
Toast, Inc., Class A
(a)
................ 106,702 2,380,522
Twilio, Inc., Class A
(a)
................ 60,245 3,605,061
VeriSign, Inc.
(a)
.................... 31,824 6,939,223
WEX, Inc.
(a)
....................... 8,779 1,623,852
86,690,147
Leisure Products — 0.1%
Mattel, Inc.
(a)
...................... 58,834 1,203,744
Life Sciences Tools & Services — 3.2%
Avantor, Inc.
(a)
..................... 148,072 3,538,921
Bio-Rad Laboratories, Inc., Class A
(a)
...... 7,434 3,475,098
Bio-Techne Corp. ................... 54,179 4,315,899
Bruker Corp. ...................... 34,661 2,430,429
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International, Inc.
(a)
(b)
........................... 17,539 $ 4,266,362
Mettler-Toledo International, Inc.
(a)
....... 7,690 11,788,155
Repligen Corp.
(a)(b)
.................. 17,826 3,303,158
Waters Corp.
(a)
.................... 13,239 4,350,070
West Pharmaceutical Services, Inc. ...... 25,547 6,785,283
44,253,375
Machinery — 5.3%
Chart Industries, Inc.
(a)
............... 14,431 1,933,465
Dover Corp. ...................... 24,376 3,701,008
Fortive Corp. ...................... 70,971 4,828,157
Graco, Inc. ....................... 58,137 3,971,920
IDEX Corp. ....................... 25,964 6,223,052
Ingersoll Rand, Inc. ................. 139,750 7,826,000
Lincoln Electric Holdings, Inc. .......... 19,922 3,324,384
Middleby Corp. (The)
(a)
............... 8,054 1,251,994
Nordson Corp. ..................... 18,555 4,514,431
Otis Worldwide Corp. ................ 54,029 4,442,805
PACCAR, Inc. ..................... 64,622 7,063,831
Parker-Hannifin Corp. ................ 21,224 6,919,024
RBC Bearings, Inc.
(a)(b)
............... 10,011 2,442,384
Toro Co. (The) ..................... 35,958 4,010,036
Westinghouse Air Brake Technologies Corp. . 37,601 3,903,360
Xylem, Inc. ....................... 62,203 6,469,734
72,825,585
Media — 0.9%
Liberty Broadband Corp., Class A
(a)
....... 5,795 519,348
Liberty Broadband Corp., Class C, NVS
(a)(b)
. 41,287 3,706,747
Sirius XM Holdings, Inc.
(b)
............. 125,328 725,649
Trade Desk, Inc. (The), Class A
(a)(b)
....... 153,685 7,791,829
12,743,573
Metals & Mining — 0.6%
Nucor Corp. ...................... 49,302 8,333,024
Multiline Retail — 0.8%
Dollar Tree, Inc.
(a)
................... 72,650 10,910,577
Multi-Utilities — 0.5%
Ameren Corp. ..................... 30,608 2,658,917
CenterPoint Energy, Inc. .............. 69,565 2,095,298
CMS Energy Corp. .................. 34,093 2,154,336
6,908,551
Oil, Gas & Consumable Fuels — 1.9%
APA Corp. ....................... 59,524 2,638,699
Coterra Energy, Inc. ................. 133,683 3,346,085
EQT Corp. ....................... 64,315 2,101,171
HF Sinclair Corp. ................... 15,111 859,816
Marathon Oil Corp. .................. 108,548 2,981,813
Matador Resources Co. .............. 25,773 1,705,142
Murphy Oil Corp. ................... 22,544 983,144
New Fortress Energy, Inc. ............. 16,514 640,578
Ovintiv, Inc. ....................... 42,846 2,109,309
Range Resources Corp. .............. 39,613 991,117
Southwestern Energy Co.
(a)
............ 131,599 726,426
Targa Resources Corp. ............... 44,630 3,348,143
Texas Pacific Land Corp. .............. 2,134 4,259,144
26,690,587
Pharmaceuticals — 0.1%
Catalent, Inc.
(a)
.................... 34,167 1,829,643
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp. ....... 26,858 2,541,841
Clarivate plc
(a)
..................... 69,711 775,186

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
CoStar Group, Inc.
(a)
................. 140,349 $ 10,933,187
Equifax, Inc.
(b)
..................... 28,118 6,247,820
Jacobs Solutions, Inc. ................ 19,201 2,372,284
TransUnion ....................... 40,208 2,884,924
Verisk Analytics, Inc. ................. 53,965 9,810,297
35,565,539
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc., Class A ............ 35,755 3,057,410
Zillow Group, Inc., Class A ............. 20,453 878,661
Zillow Group, Inc., Class C, NVS ........ 57,027 2,521,164
6,457,235
Road & Rail — 1.3%
Hertz Global Holdings, Inc.
(a)(b)
.......... 23,949 431,561
JB Hunt Transport Services, Inc. ........ 28,578 5,402,671
Knight-Swift Transportation Holdings, Inc. .. 21,061 1,244,705
Old Dominion Freight Line, Inc.
(b)
........ 31,261 10,417,416
U-Haul Holding Co. ................. 1,778 119,179
17,615,532
Semiconductors & Semiconductor Equipment — 3.8%
Entegris, Inc. ...................... 51,382 4,147,041
Marvell Technology, Inc. .............. 294,249 12,696,844
Microchip Technology, Inc. ............. 77,450 6,011,669
Monolithic Power Systems, Inc. ......... 15,401 6,569,451
ON Semiconductor Corp.
(a)
............ 149,238 10,961,531
Skyworks Solutions, Inc. .............. 17,809 1,953,113
SolarEdge Technologies, Inc.
(a)(b)
........ 19,291 6,156,337
Teradyne, Inc. ..................... 32,605 3,315,929
Wolfspeed, Inc.
(a)(b)
.................. 19,149 1,474,664
53,286,579
Software — 8.7%
ANSYS, Inc.
(a)(b)
.................... 30,072 8,009,978
Aspen Technology, Inc.
(a)(b)
............. 10,020 1,991,475
Atlassian Corp., Class A
(a)
............. 51,163 8,268,964
Bentley Systems, Inc., Class B .......... 67,614 2,640,327
Bill.com Holdings, Inc.
(a)(b)
............. 32,832 3,796,036
Black Knight, Inc.
(a)
.................. 53,640 3,250,048
Ceridian HCM Holding, Inc.
(a)
........... 53,003 3,831,057
Crowdstrike Holdings, Inc., Class A
(a)
...... 74,144 7,851,850
Datadog, Inc., Class A
(a)
.............. 85,686 6,410,170
DocuSign, Inc.
(a)(b)
.................. 69,297 4,202,170
Dynatrace, Inc.
(a)
................... 69,532 2,672,115
Fair Isaac Corp.
(a)
................... 8,678 5,779,114
HubSpot, Inc.
(a)
.................... 16,776 5,821,440
Manhattan Associates, Inc.
(a)
........... 21,571 2,811,995
Palantir Technologies, Inc., Class A
(a)(b)
.... 608,014 4,730,349
Paycom Software, Inc.
(a)(b)
............. 16,786 5,437,657
Paylocity Holding Corp.
(a)(b)
............ 14,216 2,961,051
Procore Technologies, Inc.
(a)(b)
.......... 23,631 1,322,154
PTC, Inc.
(a)
....................... 36,480 4,920,422
Splunk, Inc.
(a)
..................... 51,659 4,947,382
Tyler Technologies, Inc.
(a)
............. 14,364 4,636,268
Security
Shares
Shares Value
Software (continued)
Unity Software, Inc.
(a)(b)
............... 84,150 $ 2,989,008
Workday, Inc., Class A
(a)
.............. 69,371 12,585,980
Zoom Video Communications, Inc., Class A
(a)
76,188 5,714,100
Zscaler, Inc.
(a)(b)
.................... 29,136 3,617,526
121,198,636
Specialty Retail — 3.1%
Burlington Stores, Inc.
(a)
.............. 12,378 2,844,836
Five Below, Inc.
(a)
................... 19,072 3,759,663
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 36,645 3,326,267
Murphy USA, Inc. .................. 2,545 692,316
Ross Stores, Inc. ................... 119,786 14,157,507
Tractor Supply Co. .................. 38,130 8,693,259
Ulta Beauty, Inc.
(a)
.................. 17,670 9,081,673
42,555,521
Technology Hardware, Storage & Peripherals — 0.3%
NetApp, Inc. ...................... 24,846 1,645,550
Pure Storage, Inc., Class A
(a)
........... 96,973 2,806,399
4,451,949
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
.............. 9,141 3,907,595
Trading Companies & Distributors — 2.4%
Fastenal Co. ...................... 197,679 9,992,673
United Rentals, Inc.
(a)
................ 23,928 10,551,052
Watsco, Inc. ...................... 11,475 3,297,571
WW Grainger, Inc. .................. 15,521 9,149,319
32,990,615
Water Utilities — 0.6%
American Water Works Co., Inc. ......... 38,794 6,070,873
Essential Utilities, Inc. ................ 46,792 2,186,590
8,257,463
Total Long-Term Investments — 99.8%
(Cost: $1,304,544,248) ........................... 1,382,826,124
Short-Term Securities
Money Market Funds — 5.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.56%
(e)
............ 74,370,509 74,415,131
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.18% .................. 2,627,642 2,627,642
Total Short-Term Securities — 5.5%
(Cost: $76,982,103) .............................. 77,042,773
Total Investments — 105.3%
(Cost: $1,381,526,351 ) ........................... 1,459,868,897
Liabilities in Excess of Other Assets — (5.3)% ............ (73,871,236)
Net Assets — 100.0% ..............................
$ 1,385,997,661
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 76,809,658 $ — $ (2,449,383)
(a)
$ 13,335 $ 41,521 $ 74,415,131 74,370,509 $ 381,457
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,250,000 1,377,642
(a)
— — — 2,627,642 2,627,642 34,938 2
$ 13,335 $ 41,521 $ 77,042,773 $ 416,395 $ 2
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 9 03/17/23 $ 1,238 $ 56,036
Russell 2000 E-Mini Index .................................................... 17 03/17/23 1,648 116,925
$ 172,961

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
Morningstar Mid-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,382,826,124 $ — $ — $ 1,382,826,124
Short-Term Securities
Money Market Funds ...................................... 77,042,773 — — 77,042,773
$ 1,459,868,897 $ — $ — $ 1,459,868,897
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 172,961 $ — $ — $ 172,961
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares